Inventories - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Entity Information [Line Items]
Noncurrent inventory	$ 38,943	$ 38,683
Revelyst Business
Entity Information [Line Items]
Noncurrent inventory	$ 38,943	$ 38,683	$ 45,929